Premises and equipment (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Premises and Equipment
	For the year ended October 31, 2018
(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Total
Cost
Balance at beginning of period	$157	$1,363	$1,875	$1,314	$ 2,586	$153	$7,448
Additions (1)	–	–	255	43	61	374	733
Transfers from work in process	–	7	44	56	184	(291)	–
Disposals	(5)	(17)	(50)	(41)	(73)	–	(186)
Foreign exchange translation	1	5	4	4	8	–	22
Other	–	41	(5)	(3)	(40)	28	21
Balance at end of period	$153	$1,399	$2,123	$1,373	$ 2,726	$264	$8,038
Accumulated depreciation
Balance at beginning of period	$–	$608	$1,367	$984	$ 1,819	$–	$4,778
Depreciation	–	44	246	100	179	–	569
Disposals	–	(10)	(48)	(34)	(55)	–	(147)
Foreign exchange translation	–	2	1	2	6	–	11
Other	–	25	(10)	(1)	(19)	–	(5)
Balance at end of period	$–	$669	$1,556	$1,051	$ 1,930	$–	$5,206
Net carrying amount at end of period	$153	$730	$567	$322	$ 796	$264	$2,832

	For the year ended October 31, 2017
(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Total
Cost
Balance at beginning of period	$171	$1,379	$1,686	$1,352	$ 2,566	$132	$7,286
Additions (1)	–	1	211	25	43	226	506
Transfers from work in process	–	7	43	37	96	(183)	–
Disposals	(9)	(23)	(90)	(47)	(68)	–	(237)
Foreign exchange translation	(4)	(9)	(11)	(7)	(18)	–	(49)
Other	(1)	8	36	(46)	(33)	(22)	(58)
Balance at end of period	$157	$1,363	$1,875	$1,314	$ 2,586	$153	$7,448
Accumulated depreciation
Balance at beginning of period	$–	$570	$1,209	$961	$ 1,710	$–	$4,450
Depreciation	–	74	229	111	186	–	600
Disposals	–	(15)	(89)	(44)	(61)	–	(209)
Foreign exchange translation	–	(2)	(8)	(3)	(12)	–	(25)
Other	–	(19)	26	(41)	(4)	–	(38)
Balance at end of period	$–	$608	$1,367	$984	$ 1,819	$–	$4,778
Net carrying amount at end of period	$157	$755	$508	$330	$ 767	$153	$2,670

(1)	As at October 31, 2018, we had total contractual commitments of $273 million to acquire premises and equipment (October 31, 2017 – $268 million).